UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21867

International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

International Equity Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Auto Components — 0.3%
Aisin Seiki Co., Ltd.	2,200	$88,142
		$88,142
Automobiles — 2.2%
Honda Motor Co., Ltd. ADR	10,300	$324,862
Toyota Motor Corp. ADR	3,000	325,650
		$650,512
Beverages — 3.3%
Diageo PLC ADR	4,700	$379,337
Fomento Economico Mexicano SA de C.V. ADR	12,600	455,742
Heineken Holding NV	3,000	152,415
		$987,494
Capital Markets — 1.6%
Invesco, Ltd.	9,000	$244,980
UBS AG	5,700	235,353
		$480,333
Chemicals — 1.7%
Agrium, Inc.	5,200	$334,984
BASF SE SP ADR	1,500	190,575
		$525,559
Commercial Banks — 9.7%
Anglo Irish Bank Corp. PLC	9,000	$126,744
Australia and New Zealand Banking Group, Ltd. ADR	2,400	277,800
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	168,480
Banco Santander Central Hispano SA ADR	26,000	455,260
Barclays PLC ADR	5,500	207,515
BNP Paribas SA	1,200	118,545
Commerzbank AG ADR	9,000	275,400
Danske Bank A/S	2,700	96,607
DBS Group Holdings, Ltd. ADR	8,900	446,780
Grupo Financiero Banorte SA de C.V.	26,000	107,314
Intesa Sanpaolo	21,000	148,840
Kookmin Bank	4,000	263,104
UniCredit SpA	30,000	221,422
		$2,913,811
Communications Equipment — 1.2%
Nokia Oyj ADR	9,800	$362,110
		$362,110
Computer Peripherals — 0.6%
Lenovo Group, Ltd.	280,000	$193,858
		$193,858
Construction & Engineering — 1.1%
Italian-Thai Development PLC, NVDR (1)	620,000	$153,776
Vinci SA	2,600	177,023
		$330,799
Construction Materials — 0.7%
Lafarge Malayan Cement Berhad	132,000	$214,488
		$214,488
Diversified Financial Services — 1.0%
ING Groep NV ADR	9,500	$309,415
		$309,415

Diversified Telecommunication Services — 7.2%
BT Group PLC ADR	6,750	$349,852
France Telecom SA ADR	16,300	576,368
Koninklijke KPN NV	32,400	585,618
Telefonica SA	17,800	518,223
TeliaSonera AB	17,000	150,212
		$2,180,273
Electric Utilities — 4.9%
E.ON AG ADR	10,000	$622,500
Enel SpA ADR	9,000	482,400
Scottish and Southern Energy PLC	12,000	365,553
		$1,470,453
Electrical Equipment — 1.7%
ABB, Ltd. ADR	20,500	$512,500
		$512,500
Electronic Equipment & Instruments — 0.7%
Ibiden Co., Ltd.	3,100	$196,848
		$196,848
Energy Equipment & Services — 3.0%
Acergy SA ADR	22,000	$400,620
Compagnie Generale de Geophysique-Veritas (1)	900	209,667
Fred Olsen Energy ASA	6,000	297,002
		$907,289
Food & Staples Retailing — 0.4%
Controladora Comercial Mexicana SA de C.V., Unit	45,000	$112,248
		$112,248
Food Products — 2.4%
Nestle SA ADR	6,600	$723,360
		$723,360
Gas Utilities — 0.5%
Samchully Co., Ltd.	700	$149,610
		$149,610
Health Care Providers & Services — 0.4%
Bumrungrad Hospital Public Co., Ltd.	120,000	$133,576
		$133,576
Industrial Conglomerates — 2.5%
Keppel Corp., Ltd. ADR	39,000	$627,900
SM Investments Corp.	17,000	129,034
		$756,934
Insurance — 2.3%
Aviva PLC	9,000	$112,878
AXA SA ADR	12,000	411,840
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	178,927
		$703,645
Machinery — 2.5%
Atlas Copco AB, Class B	20,000	$263,081
Komatsu, Ltd. ADR	4,100	393,887
SKF AB ADR	5,000	86,250
		$743,218
Marine — 0.5%
Cosco Corp. Singapore, Ltd.	45,000	$145,091
		$145,091
Metals & Mining — 9.4%
Anglo American PLC ADR	10,263	$283,977
BHP Billiton, Ltd.	8,200	273,778
Companhia Vale do Rio Doce ADR	18,200	473,746
JSC MMC Norilsk Nickel ADR	1,400	339,500
Rio Tinto PLC ADR	2,700	1,098,765
Silver Wheaton Corp. (1)	23,000	353,970
		$2,823,736
Multi-Utilities — 2.9%
National Grid PLC	20,000	$309,078
RWE AG ADR	4,700	577,865
		$886,943

Office Electronics — 1.1%
Canon, Inc. ADR	8,000	$340,560
		$340,560
Oil, Gas & Consumable Fuels — 8.8%
Addax Petroleum Corp.	4,500	$180,455
ENI SpA ADR	2,300	148,419
Nexen, Inc.	11,400	325,128
Petroleo Brasileiro SA ADR	7,600	709,156
Sibir Energy PLC	16,000	161,254
StatoilHydro ASA ADR	13,191	346,527
Total SA ADR	10,700	778,746
		$2,649,685
Pharmaceuticals — 2.9%
Novartis AG ADR	6,600	$334,026
Roche Holding AG ADR	6,200	552,730
		$886,756
Real Estate Management & Development — 1.5%
Sun Hung Kai Properties, Ltd. ADR	22,000	$442,200
		$442,200
Road & Rail — 0.5%
MTR Corp.	40,000	$154,536
		$154,536
Software — 4.7%
Nintendo Co., Ltd.	2,200	$1,112,712
UbiSoft Entertainment SA (1)	3,200	289,647
		$1,402,359
Tobacco — 1.5%
British American Tobacco PLC ADR	6,200	$435,860
		$435,860
Trading Companies & Distributors — 3.5%
Mitsubishi Corp. ADR	14,100	$726,150
Mitsui & Co., Ltd.	16,000	326,011
		$1,052,161
Water Utilities — 0.6%
Manila Water Co., Inc.	374,500	$169,401
		$169,401
Wireless Telecommunication Services — 5.9%
Bouygues SA	2,200	$168,922
China Mobile, Ltd. ADR	4,000	302,400
Philippine Long Distance Telephone Co. ADR	6,500	489,125
Turkcell Iletisim Hizmetleri AS ADR	25,400	577,342
Vodafone Group PLC ADR	7,000	243,600
		$1,781,389
Total Common Stocks (identified cost $26,725,581)		$28,817,152

Closed-End Funds — 0.7%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	4,500	$217,440
Total Closed-End Funds (identified cost $238,781)		$217,440

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$1,312	$1,312,470
Total Short-Term Investments (identified cost $1,312,470)		$1,312,470
Total Investments — 100.0% (identified cost $28,276,832)		$30,347,062
Other Assets, Less Liabilities — (0.7)%		$(223,700)
Net Assets — 100.0%		$30,123,362

ADR	—	American Depository Receipt
NVDR	—	Non Voting Depositary Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended  January 31, 2008 was $15,948.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	13.1%	$3,947,669
Japan	12.7	3,834,821
France	9.1	2,730,759
Switzerland	7.8	2,357,969
Germany	6.1	1,845,267
United States	4.4	1,312,470
Singapore	4.1	1,219,771
Canada	4.0	1,194,537
Brazil	3.9	1,182,902
Spain	3.8	1,141,963
Netherlands	3.5	1,047,448
Norway	3.5	1,044,150
Italy	3.3	1,001,081
Philippines	2.6	787,559
Mexico	2.2	675,304
Hong Kong	2.0	596,736
Turkey	1.9	577,342
Russia	1.8	556,940
Australia	1.8	551,578
Sweden	1.7	499,543
China	1.6	496,258
Republic of Korea	1.4	412,714
Finland	1.2	362,110
Thailand	1.0	287,352
Bermuda	0.8	244,980
Malaysia	0.7	214,488
Ireland	0.4	126,744
Denmark	0.3	96,607
Total Investments	100.7%	$30,347,062

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,283,409
Gross unrealized appreciation	$3,415,219
Gross unrealized depreciation	(1,351,566)
Net unrealized appreciation	$2,063,653

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008